Supplemental Cash Flow Information (Tables)	12 Months Ended
Dec. 31, 2014
Supplemental Cash Flow Elements [Abstract]
Changes in Operating Assets and Liabilities
a.	The changes in non-cash working capital items related to operating activities for the years ended December 31, 2014, 2013, and 2012 are as follows:

	Year Ended December 31,
	2014	2013	2012
	$	$	$
Accounts receivable and interest receivable	(9,049)	(9,150)	(3,317)
Pool receivables from affiliates	(24,489)	(1,664)	(4,741)
Due from affiliates	(14,511)	(3,204)	(12,177)
Prepaid expenses and other current assets	1,478	(647)	(3,147)
Accounts payable and accrued liabilities	(3,856)	2,092	2,337
Due to affiliates	(928)	7,731	(1,204)
Deferred revenue	(2,324)	(1,603)	855
Other	2,000	(141)	1,600

	(51,679)	(6,586)	(19,794)